Segments	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segments
Segments
The Company has two operating segments which are both reportable business segments: (i) Product; and (ii) Service, both of which are comprised of Vocera’s and its wholly-owned subsidiaries’ results from operations. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (CODM), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is its Chief Executive Officer.
The CODM regularly receives information related to revenue, cost of revenue, and gross profit for each operating segment, and uses this information to assess performance and make resource allocation decisions. All other financial information, including operating expenses and assets, is prepared and reviewed by the CODM on a consolidated basis.
Assets are not a measure used to assess the performance of the Company by the CODM, therefore the Company does not report assets by segment internally or in its financial statements.
The following table presents a summary of the operating segments:

	Years ended December 31,			Six Months Ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)
Revenue
Product	$25,985	$35,516	$50,322	$23,561	$30,792
Service	15,154	21,287	29,181	13,835	17,205
Total revenue	41,139	56,803	79,503	37,396	47,997

Gross profit
Product	14,439	23,294	32,857	15,883	19,891
Service	10,834	12,334	15,139	7,127	9,814
Total gross profit	25,273	35,628	47,996	23,010	29,705
Research and development	5,992	6,698	9,335	4,591	5,205
Sales and marketing	16,468	20,953	28,151	13,175	15,532
General and administrative	3,489	6,723	11,316	5,081	6,704
Income (loss) from operations	(676)	1,254	(806)	163	2,264
Interest income	52	33	17	8	26
Interest expense and other finance charges	(141)	(77)	(332)	(122)	(74)
Other income (expense), net	(227)	(367)	(1,073)	(1,217)	(1,492)
Income (loss) before income taxes	$(992)	$843	$(2,194)	$(1,168)	$724

Supplemental information
The following tables and discussion present the Company’s revenue by product line, as well as revenue and long-lived assets by geographic region.

	Years ended December 31,			Six months ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)

Revenue
Product
Device	$20,215	$26,728	$37,088	$17,339	$22,662
Software	5,770	8,788	13,234	6,222	8,130

Total product	25,985	35,516	50,322	23,561	30,792

Service
Maintenance and support	13,755	17,447	21,439	10,169	12,470
Professional services and training	1,399	3,840	7,742	3,666	4,735

Total service	15,154	21,287	29,181	13,835	17,205

Total revenue	$41,139	$56,803	$79,503	$37,396	$47,997

The Company’s revenue by geographic region, based on customer location, is summarized as follows:

	Years ended December 31,			Six months ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)

Revenue
United States	$37,517	$51,266	73,719	34,270	42,170
International	3,622	5,537	5,784	3,126	5,827

Total revenue	$41,139	$56,803	$79,503	$37,396	$47,997

Of the Company’s long-lived assets (in thousands) of $1,311, $1,307, $2,701 and $2,694 as of December 31, 2009, 2010, and 2011 and June 30, 2012 (unaudited), respectively, $1,311, $1,302, $2,646 and $2,565 were located in the United States, respectively.